Financial Risk Management - Summary of Committed Credit Facilities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Multi-currency revolving credit facility [member]
Disclosure Of Line Of Credit Facility [Line Items]
Amount	$ 2,000
Utilized	0
Unutilized	2,000
Liquidity revolving credit facility [Member]
Disclosure Of Line Of Credit Facility [Line Items]
Amount	1,000
Utilized	0
Unutilized	$ 1,000